CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Previously Reported [Member]	Common Stock	Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital	Retained Earnings Previously Reported [Member]	Retained Earnings	Unearned ESOP Shares. Previously Reported [Member]	Unearned ESOP Shares.	Accumulated Other Comprehensive Loss Previously Reported [Member]	Accumulated Other Comprehensive Loss	Previously Reported [Member]	Total
Balance, at beginning at Jun. 30, 2022										$ (369,029)
Net income						$ 1,672,070						$ 1,672,070
Other comprehensive income (loss)										(415,828)		(415,828)
ESOP shares committed to be released (874 shares)				$ 5,168				$ 34,959				40,127
Stock based compensation				130,628								130,628
Purchase and retirement of common stock shares (5000 shares)		$ (1,154)		(1,370,690)								(1,371,844)
Balance, at ending (Accounting Standards Update 2016-13) at Jun. 30, 2023												31,279,518,000
Balance, at ending at Jun. 30, 2023	$ 22,295	21,141	$ 8,487,400	7,252,506	$ 23,905,230	25,577,300	$ (821,531)	(786,572)	$ (369,029)	(784,857)	$ 31,224,365	31,279,518
Net income						86,197						86,197
Other comprehensive income (loss)										(91,940)		(91,940)
ESOP shares committed to be released (874 shares)				1,716				8,740				10,456
Stock based compensation				39,775								39,775
Balance, at ending (Accounting Standards Update 2016-13) at Sep. 30, 2023						133,375						133,375
Balance, at ending at Sep. 30, 2023		21,141		7,293,997		25,796,872		(777,832)		(876,797)		31,457,381
Balance, at beginning (Accounting Standards Update 2016-13) at Jun. 30, 2023												31,279,518,000
Balance, at beginning at Jun. 30, 2023	$ 22,295	21,141	$ 8,487,400	7,252,506	$ 23,905,230	25,577,300	$ (821,531)	(786,572)	$ (369,029)	(784,857)	$ 31,224,365	31,279,518
Net income						(186,994)						(186,994)
Other comprehensive income (loss)										32,069		32,069
ESOP shares committed to be released (874 shares)				(1,023)				34,959				33,936
Stock based compensation				159,100								159,100
Purchase and retirement of common stock shares (5000 shares)		(171)		(156,049)								(156,220)
Balance, at ending (Accounting Standards Update 2016-13) at Jun. 30, 2024						133,375						133,375
Balance, at ending at Jun. 30, 2024		20,970		7,254,534		25,523,681		(751,613)		(752,788)		31,294,784
Net income						174,907						174,907
Other comprehensive income (loss)										111,793		111,793
ESOP shares committed to be released (874 shares)				1,747				8,740				10,487
Stock based compensation				39,776								39,776
Purchase and retirement of common stock shares (5000 shares)		(50)		(44,450)								(44,500)
Balance, at ending at Sep. 30, 2024		$ 20,920		$ 7,251,607		$ 25,698,588		$ (742,873)		$ (640,995)		$ 31,587,247